Statement of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Previously Reported Balance [Member]	Adjustments To Previously Reported Balance [Member]	Preferred Shares	Common Shares	Additional Paid-in Capital	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Previously Reported Balance [Member]	Accumulated other comprehensive income (loss) Adjustments To Previously Reported Balance [Member]	Retained Earnings	Retained Earnings Previously Reported Balance [Member]	Retained Earnings Adjustments To Previously Reported Balance [Member]
Beginning Balance at Dec. 31, 2008	$ 11,841			$ 0	$ 232	$ 10,496	$ (1,606)			$ 2,719
Comprehensive income
Net income	2,130									2,130
Change in net unrealized securities gains	1,206						1,206
Change in net unrealized derivative (losses) gains	52						52
Foreign currency translation adjustments	(354)						(354)
Change in net unrealized pension and other postretirement benefit losses	(10)						(10)
Total comprehensive income	3,024
Issuance of preferred shares and common stock warrants	3,389			3,157		232
Preferred share accretion	0			232						(232)
Repurchase of American Express Series A preferred shares	(3,389)			(3,389)
Repurchase of American Express stock warrants	(340)					(232)				(108)
Issuance of common shares	531				4	527
Other changes, primarily employee plans	279				1	121				157
Cash divididends declared
Preferred shares	(74)									(74)
Common shares	(855)									(855)
Ending Balance at Dec. 31, 2009	12,637	14,406	(1,769)	0	237	11,144	(1,027)	(712)	(315)	2,283	3,737	(1,454)
Comprehensive income
Net income	4,057									4,057
Change in net unrealized securities gains	(135)						(135)
Change in net unrealized derivative (losses) gains	21						21
Foreign currency translation adjustments	219						219
Change in net unrealized pension and other postretirement benefit losses	5						5
Total comprehensive income	4,167
Issuance of preferred shares and common stock warrants	0
Repurchase of American Express Series A preferred shares	0
Repurchase of American Express stock warrants	0
Repurchase of common shares	590				3	132				455
Other changes, primarily employee plans	883				4	925				(46)
Cash divididends declared
Common shares	867									867
Ending Balance at Dec. 31, 2010	16,230			0	238	11,937	(917)			4,972
Comprehensive income
Net income	4,935									4,935
Change in net unrealized securities gains	231						231
Change in net unrealized derivative (losses) gains	6						6
Foreign currency translation adjustments	(179)						(179)
Change in net unrealized pension and other postretirement benefit losses	(17)						(17)
Total comprehensive income	4,976
Issuance of preferred shares and common stock warrants	0
Repurchase of American Express Series A preferred shares	0
Repurchase of American Express stock warrants	0
Repurchase of common shares	(2,300)				(10)	(494)				(1,796)
Other changes, primarily employee plans	744				4	774				(34)
Cash divididends declared
Common shares	856									856
Ending Balance at Dec. 31, 2011	$ 18,794			$ 0	$ 232	$ 12,217	$ (876)			$ 7,221